Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	12 Months Ended					1 Months Ended		1 Months Ended		1 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Securities Investment JPY (¥)	Mar. 31, 2012 Minimum	Mar. 31, 2013 Minimum	Mar. 31, 2012 Maximum	Mar. 31, 2013 Maximum	Nov. 30, 2012 Unsecured Zero Coupon Convertible Bonds, Due Twenty Seventeen JPY (¥)	Mar. 31, 2013 Unsecured Zero Coupon Convertible Bonds, Due Twenty Seventeen JPY (¥)	Mar. 31, 2013 Unsecured Zero Coupon Convertible Bonds, Due Twenty Seventeen Minimum JPY (¥)	Mar. 31, 2013 Unsecured Zero Coupon Convertible Bonds, Due Twenty Seventeen Maximum JPY (¥)	Mar. 31, 2012 JBIC Facility USD ($)	Mar. 31, 2012 Private banks USD ($)	Mar. 31, 2013 Sony Ericsson	Mar. 31, 2012 Sony Ericsson	Feb. 15, 2012 Sony Ericsson
Debt Instrument [Line Items]
Securities pledged as collateral		¥ 67,660			¥ 10,543
Short-term borrowings		87,894		99,878	10,000
Unsecured bank loans			1,365											819	546
Unsecured bank loan maturity term						6 years		10 years
Percentage of equity interest acquired						20.00%	20.00%	50.00%	50.00%							50.00%	50.00%	50.00%
Unsecured bank loans, percentage														60.00%	40.00%
Long-term debt including current portion		1,094,716		1,072,709						150,000	150,000
Stock acquisition rights, start date										Dec. 14, 2012
Stock acquisition rights, end date										Nov. 16, 2017
Conversion price per common share												¥ 870	¥ 957
Amount in excess of dividends for which conversion price is adjusted											¥ 25
Reduction in conversion price triggered of principal amount											100.00%
Percentage of redemption premium of principal amount												0.00%	2.50%
Debt instrument outstanding percentage											100.00%
Debt instrument redeemable date											Nov. 30, 2015
Debt instrument conversion price percentage on consecutive trading days												130.00%
Debt instrument original issuance outstanding													10.00%
Basis for conversion bonds outstanding											If the closing sales prices per share of Sony's common stock on the Tokyo Stock Exchange on 20 consecutive trading days are 130% or more of the conversion price, or at any time if less than 10% of the original issuance is outstanding.
Unused committed lines of credit		832,156
Period up to which company can borrow under committed lines of credit	180 days	180 days
Commercial paper programs		¥ 782,150
Period up to which company can issue Commercial paper programs	270 days	270 days